Subsequent Events (IDG-Accel Funds acquired convertible preferred shares of Phoenix FM Limited) (Details) (Phoenix FM Limited [Member], Convertible Preferred Stock [Member], Subsequent Event [Member], USD $)
In Millions, unless otherwise specified
1 Months Ended
Mar. 31, 2014
Phoenix FM Limited [Member] | Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares acquired by IDG-Accel Funds, value	$ 3.0